FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:          March 31, 2010

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):     [   ] is a restatement.
                                            [   ] adds new holding
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:       Johnson Bank
Address:    555 Main Street
            Racine, WI 53405

Form 13F File Number:    28-13748
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    Brian L. Lucareli
Title:   Senior Vice President - Director Wealth Advisory
         Services
Phone:   (262) 619-2790

Signature, Place, and Date of Signing:

/s/ Brian L. Lucareli    Racine, Wisconsin   May 10, 2010
---------------------   -------------------  -------------
     (Signature)          (City, State)         (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     13F File Number      Name
     ---------------      -----------------------------------
1.   28-13747             Johnson Financial Group, Inc.